BASIS OF PRESENTATION AND GOING CONCERN (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Additional information [abstract]
Equity attributable to owners of parent	$ 10,477	$ 4,487
Negative working capital	22,067
Current legal proceedings provision	$ 22,194	$ 22,162